SEGMENT INFORMATION (Tables)	9 Months Ended
Sep. 30, 2014
SEGMENT INFORMATION [Abstract]
Summary of Financial Information by Segment
For the nine months ended September 30, 2013	Polysilicon	Wafer	Elimination	Total
Revenue - External	$50,725,532	$21,235,219	$—	$71,960,751
Revenue - Intersegment	9,354,297	—	(9,354,297)	—
Total revenue	60,079,829	21,235,219	(9,354,297)	71,960,751
Total Cost	87,016,677	21,359,931	(9,354,297)	99,022,311
Gross loss	$(26,936,848)	$(124,712)	$—	$(27,061,560)

For the nine months ended September 30, 2014	Polysilicon	Wafer	Elimination	Total
Revenue - External	$93,951,366	$39,148,564	$—	$133,099,930
Revenue - Intersegment	19,188,662	—	(19,188,662)	—
Total revenue	113,140,028	39,148,564	(19,188,662)	133,099,930
Total Cost	86,477,229	33,799,568	(17,879,633)	102,397,164
Gross profit	$26,662,799	$5,348,996	$(1,309,029)	$30,702,766

Schedule of Revenues of Major Customers
	For the nine months ended September 30,
	2013	2014
Customer H	$12,242,947		$19,573,703
Customer I	$8,691,577	$	*
Customer O	*		$13,391,019

*	Represents less than 10%